Segment Information - Schedule of Operating Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Segments [Abstract]
Revenue	$ 17,619,363	$ 18,814,420	$ 14,225,156
Cost of revenue	(16,202,583)	(17,442,190)	(12,962,555)
Selling and marketing expenses	(58,764)	(163,579)	(221,053)
General and administrative expenses	(1,129,609)	(681,891)	(848,033)
Other segment expenses	(270,626)	(330,033)	(121,525)
Net (loss) income	$ (42,219)	$ 196,727	$ 71,990